CAPITAL AND FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in liabilities arising from financing activities
Beginning balance	$ 1,214,540
Cash Flows	160,831
Foreign Exchange	690
Other	1,117
Ending balance	1,377,178
Long-term portion of finance lease obligations (note 13(a))	1,915	$ 6,319
Current portion of long-term debt
Changes in liabilities arising from financing activities
Beginning balance	129,896
Cash Flows	(130,412)
Foreign Exchange	516
Long-term debt
Changes in liabilities arising from financing activities
Beginning balance	1,072,790
Cash Flows	296,495
Other	2,566
Ending balance	1,371,851
Finance lease obligations
Changes in liabilities arising from financing activities
Beginning balance	11,854
Cash Flows	(5,252)
Foreign Exchange	174
Other	(1,449)
Ending balance	$ 5,327